Shareholder Report, Holdings (Details) - C000247041	Dec. 31, 2025
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Health Care002824100
Holdings [Line Items]
Percent of Total Investments	97.20%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.80%
AMD C240_20260223_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
83443Q103Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
12504L109Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
025537101Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.80%
682680103Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
244199105Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
743315103Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
002824100Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
580135101Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
64110L106Communications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
81762P102Technology
Holdings [Line Items]
Percent of Net Asset Value	39.30%